Disclosures About Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Details) (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation allowance	$ 44,848,000	$ 39,813,000	$ 39,632,000	$ 38,539,000
Collateral Pledged [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation allowance	$ 0	$ 0